Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The Company's consolidated financial statements were prepared in accordance with U.S. GAAP and include the assets, liabilities, revenue and expenses of all wholly-owned subsidiaries and majority-owned subsidiaries over which the Company exercises control and variable interest entities for which the Company has determined that it is the primary beneficiary. Outside stockholders' interests in subsidiaries are shown on the consolidated financial statements as "Noncontrolling interests." Equity investments in entities in which the Company does not have a controlling financial interest are accounted for under the equity method, the cost method, the fair value option or as available-for-sale securities, as appropriate.
Adoption of New Accounting Standards
The Company adopted the guidance in Accounting Standards Update ("ASU") 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) - Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, as of December 31, 2016. This ASU requires management to assess a company's ability to continue as a going concern and to provide related disclosures in certain circumstances. Based on the results of the Company's analysis, no additional disclosures were required.
The Company adopted the guidance in ASU 2016-09,  Compensation - Stock Compensation (Topic 718) - Improvements to Employee Share-Based Payment Accounting, on January 1, 2016. Under this ASU, entities are permitted to make an accounting policy election to either estimate forfeitures on share-based payment awards, as previously required, or to recognize forfeitures as they occur. The Company has elected to recognize forfeitures as they occur and the impact of that change in accounting policy has been recorded as a $3.1 million cumulative effect adjustment to increase its accumulated deficit as of January 1, 2016. Additionally, ASU 2016-09 requires that all income tax effects related to settlements of share-based payment awards be reported in earnings as an increase or decrease to income tax expense (benefit), net. Previously, income tax benefits at settlement of an award were reported as an increase (or decrease) to additional paid-in capital to the extent that those benefits were greater than (or less than) the income tax benefits reported in earnings during the award's vesting period. The requirement to report those income tax effects in earnings has been applied on a prospective basis to settlements occurring on or after January 1, 2016 and the impact of applying that guidance was not material to the consolidated financial statements for the year ended December 31, 2016. ASU 2016-09 also requires that all income tax-related cash flows resulting from share-based payments be reported as operating activities in the statement of cash flows. Previously, income tax benefits at settlement of an award were reported as a reduction to operating cash flows and an increase to financing cash flows to the extent that those benefits exceeded the income tax benefits reported in earnings during the award's vesting period. The Company has elected to apply that change in cash flow classification on a retrospective basis, which has resulted in increases of $7.6 million and $16.0 million to net cash provided by operating activities and a corresponding increase to net cash used in financing activities in the accompanying consolidated statement of cash flows for the years ended December 31, 2015 and 2014, respectively, as compared to the amounts previously reported. The remaining provisions of ASU 2016-09 did not have a material impact on the accompanying consolidated financial statements.

The Company adopted the guidance in ASU 2015-02, Consolidation (Topic 810) - Amendments to the Consolidation Analysis, on January 1, 2016. This ASU expands the variable interest entity ("VIE") criteria to specifically include limited partnerships in certain circumstances. The adoption of ASU 2015-02 did not have a material impact on the accompanying consolidated financial statements. The Company determined that Monster Holdings LP ("Monster LP") is not a VIE under ASU 2015-02, which is consistent with its conclusion prior to adoption of the ASU. That investment is evaluated as a corporation, rather than a limited partnership, for purposes of making consolidation determinations because its governance structure is akin to a corporation. Under the terms of Monster LP’s amended and restated agreement of limited partnership, all of the objectives and purposes of Monster LP are carried out by a board of directors, rather than a general partner.

Reclassifications

Certain reclassifications have been made to the consolidated financial statements of prior periods and the accompanying notes to conform to the current period presentation.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts and classifications of assets and liabilities, revenue and expenses, and the related disclosures of contingent liabilities in the consolidated financial statements and accompanying notes. Estimates are utilized for, but not limited to, stock-based compensation, income taxes, valuation of acquired goodwill and intangible assets, investments, customer refunds, contingent liabilities and the useful lives of property, equipment and software and intangible assets. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

The Company considers all highly-liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents.
Accounts Receivable, Net
Accounts receivable primarily represents the net cash due from the Company's credit card and other payment processors for cleared transactions. The carrying amount of the Company's receivables is reduced by an allowance for doubtful accounts that reflects management's best estimate of amounts that will not be collected. The allowance is based on historical loss experience and any specific risks identified in collection matters. Accounts receivable are charged off against the allowance for doubtful accounts when it is determined that the receivable is uncollectible.
Inventories
 Inventories, consisting of merchandise purchased for resale, are accounted for using the first-in, first-out ("FIFO") method of accounting and are valued at the lower of cost or market value. The Company writes down its inventory to the lower of cost or market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by the Company, additional inventory write-downs may be required. Once established, the original cost of the inventory less the related inventory write-down represents a new cost basis.
Restricted Cash
Restricted cash primarily represents amounts that the Company is unable to access for operational purposes pursuant to contractual arrangements with certain financial institutions. The Company had $5.8 million and $6.2 million of restricted cash recorded within "Prepaid expenses and other current assets" and "Other non-currents assets," respectively, as of December 31, 2016. The Company had $4.7 million and $6.2 million of restricted cash recorded within "Prepaid expenses and other current assets" and "Other non-currents assets," respectively, as of December 31, 2015.
Property and Equipment
Property and equipment are stated at cost and assets under capital leases are stated at the present value of minimum lease payments. Depreciation and amortization of property and equipment is recorded on a straight-line basis over the estimated useful lives of the assets. Generally, the useful lives are three years for computer hardware and office equipment, five to ten years for furniture and fixtures and warehouse equipment and the shorter of the term of the lease or the asset’s useful life for leasehold improvements and assets under capital leases.
Internal-Use Software
The Company incurs costs related to internal-use software and website development, including purchased software and internally-developed software. Costs incurred in the planning and evaluation stage of internally-developed software and website development are expensed as incurred. Costs incurred and accumulated during the application development stage are capitalized and included within "Property, equipment and software, net" on the consolidated balance sheets. Amortization of internal-use software is recorded on a straight-line basis over the estimated useful lives of the assets of two years.
Impairment of Long-Lived Assets

Long-lived assets, such as property, equipment and software and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If circumstances require that a long-lived asset or asset group to be held and used be tested for possible impairment, the Company first compares the undiscounted cash flows expected to be generated by that long-lived asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.
Long-lived assets or disposal groups classified as held for sale are recorded at the lower of their carrying amount or fair value less estimated selling costs. Long-lived assets are not depreciated or amortized while classified as held for sale.
Goodwill

Goodwill is allocated to the Company's reporting units at the date the goodwill is initially recorded. Once goodwill has been allocated to the reporting units, it no longer retains its identification with a particular acquisition and becomes identified with the reporting unit in its entirety. Accordingly, the fair value of the reporting unit as a whole is available to support the recoverability of its goodwill.

The Company evaluates goodwill for impairment annually on October 1 or more frequently when an event occurs or circumstances change that indicates the carrying value may not be recoverable. The Company has the option to assess goodwill for impairment by first performing a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then the two-step goodwill impairment test is not required to be performed. If the Company determines that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, or if the Company does not elect the option to perform an initial qualitative assessment, the Company performs the two-step goodwill impairment test. In the first step, the fair value of the reporting unit is compared to its book value including goodwill. If the fair value of the reporting unit is in excess of its book value, the related goodwill is not impaired and no further analysis is necessary. If the fair value of the reporting unit is less than its book value, there is an indication of potential impairment and a second step is performed. When required, the second step of testing involves calculating the implied fair value of goodwill for the reporting unit. The implied fair value of goodwill is determined in the same manner as goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit determined in step one over the fair value of its net assets, including identifiable intangible assets, as if the reporting unit had been acquired. If the carrying value of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. For reporting units with a negative book value (i.e., excess of liabilities over assets), the Company evaluates qualitative factors to determine whether it is necessary to perform the second step of the goodwill impairment test.

Investments
Investments in nonmarketable equity shares with no redemption provisions that are not common stock or in-substance common stock or for which the Company does not have the ability to exercise significant influence are accounted for using the cost method of accounting and are classified within "Investments" on the consolidated balance sheets. Under the cost method of accounting, investments are carried at cost and are adjusted only for other-than-temporary declines in fair value, certain distributions and additional investments.
Investments in common stock or in-substance common stock for which the Company has the ability to exercise significant influence are accounted for under the equity method, except where the Company has made an irrevocable election to account for the investments at fair value. These investments are classified within "Investments" on the consolidated balance sheets. The Company's proportionate share of income or loss on equity method investments and changes in the fair values of investments for which the fair value option has been elected are presented within "Other income (expense), net" on the consolidated statements of operations.
Investments in convertible debt securities and convertible redeemable preferred shares are accounted for as available-for-sale securities, which are classified within "Investments" on the consolidated balance sheets. Available-for-sale securities are recorded at fair value each reporting period. Unrealized gains and losses, net of the related tax effects, are excluded from earnings and recorded as a separate component within "Accumulated other comprehensive income (loss)" on the consolidated balance sheets until realized. Interest income from available-for-sale securities is reported within "Other income (expense), net" on the consolidated statements of operations.
Other-than-Temporary Impairment of Investments
An unrealized loss exists when the current fair value of an investment is less than its cost basis. The Company conducts reviews of its investments with unrealized losses on a quarterly basis to evaluate whether those impairments are other-than-temporary. This evaluation, which is performed at the individual investment level, considers qualitative and quantitative factors regarding the severity and duration of the unrealized loss, as well as the Company's intent and ability to hold the investment for a period of time that is sufficient to allow for an anticipated recovery in value. Evidence considered in this evaluation includes the amount of the impairment, the length of time that the investment has been impaired, the factors contributing to the impairment, the financial condition and near-term prospects of the investee, recent operating trends and forecasted performance of the investee, market conditions in the geographic area or industry in which the investee operates and the Company's strategic plans for holding the investment in relation to the period of time expected for an anticipated recovery in value. Additionally, the Company considers whether it intends to sell the investment or whether it is more likely than not that it will be required to sell the investment before recovery of its amortized cost basis. Investments with unrealized losses that are determined to be other-than-temporary are written down to fair value with a charge to earnings. Unrealized losses that are determined to be temporary in nature are not recorded for cost method investments and equity method investments, while such losses are recorded, net of tax, in accumulated other comprehensive income (loss) for available-for-sale securities.
Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred income tax assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. The Company regularly reviews deferred tax assets to assess whether it is more-likely-than-not that the deferred tax assets will be realized and, if necessary, establish a valuation allowance for portions of such assets to reduce the carrying value.

For purposes of assessing whether it is more-likely-than-not that deferred tax assets will be realized, the Company considers the following four sources of taxable income for each tax jurisdiction: (a) future reversals of existing taxable temporary differences, (b) projected future earnings, (c) taxable income in carryback years, to the extent that carrybacks are permitted under the tax laws of the applicable jurisdiction and (d) tax planning strategies, which represent prudent and feasible actions that a company ordinarily might not take, but would take to prevent an operating loss or tax credit carryforward from expiring unused. To the extent that evidence about one or more of these sources of taxable income is sufficient to support a conclusion that a valuation allowance is not necessary, other sources need not be considered. Otherwise, evidence about each of the sources of taxable income is considered in arriving at a conclusion about the need for and amount of a valuation allowance. See Note 14, Income Taxes, for further information about the Company's valuation allowance assessments.

The Company is subject to taxation in the United States, various states and foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording the related income tax assets and liabilities. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. For example, the Company's effective tax rate could be adversely affected by earnings being lower than anticipated in countries where it has lower statutory rates and higher than anticipated in countries where it has higher statutory rates, by changes in foreign currency exchange rates, by changes in the valuation of deferred tax assets and liabilities, or by changes in the relevant laws, regulations, principles and interpretations. The Company accounts for uncertainty in income taxes by recognizing the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not criteria, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Lease and Asset Retirement Obligations

The Company classifies leases at their inception as either operating or capital leases and may receive renewal or expansion options, rent holidays, and leasehold improvement or other incentives on certain lease agreements. The Company recognizes operating lease costs on a straight-line basis, taking into account adjustments for free or escalating rental payments and deferred payment terms. Additionally, lease incentives are accounted for as a reduction of lease costs over the lease term. Rent expense associated with operating lease obligations is primarily classified within "Selling, general and administrative" on the consolidated statements of operations. Minimum lease payments made under capital leases are apportioned between interest expense, which is presented within "Other income (expense), net" on the consolidated statements of operations, and a reduction of the related capital lease obligations, which are classified within "Accrued expenses and other current liabilities" and "Non-current liabilities" on the consolidated balance sheets.
The Company establishes assets and liabilities for the present value of estimated future costs to retire long-lived assets at the termination or expiration of a lease. Such assets are amortized over the lease term, and the recorded liabilities are accreted to the future value of the estimated retirement costs. The related amortization and accretion expenses are presented within "Selling, general and administrative" on the consolidated statements of operations.
Revenue Recognition
The Company recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collection is reasonably assured.
Third-party revenue
The Company generates third-party revenue from transactions in which it acts as a marketing agent, primarily by selling vouchers ("Groupons") through its online local commerce marketplaces that can be redeemed for goods or services with third-party merchants. The Company's marketplaces include three primary categories of offerings: Local, Goods and Travel.
Third-party revenue is reported on a net basis as the purchase price received from the customer for the voucher less the portion of the purchase price that is payable to the featured merchant. Revenue is presented on a net basis because the Company is acting as a marketing agent of the merchant in those transactions.

Third-party revenue is recognized when the customer purchases a voucher, the voucher has been electronically delivered to the purchaser and a listing of vouchers sold has been made available to the merchant. At that time, the Company's obligations to the merchant, for which it is serving as a marketing agent, are substantially complete. The Company's remaining obligations, which are limited to remitting payment to the merchant and continuing to make available on its website information about vouchers sold that was previously provided to the merchant, are inconsequential and perfunctory administrative activities. For a portion of the hotel offerings available through the Company's online local marketplaces, customers make room reservations directly through its websites. Such reservations are generally cancelable at any time prior to check-in and the Company defers the revenue on those transactions until the customer's stay commences.

For merchant payment arrangements that are structured under a redemption model, merchants are not paid until the customer redeems the voucher that has been purchased. If a customer does not redeem the voucher under this payment model, the Company retains all of the gross billings. The Company recognizes incremental revenue from unredeemed vouchers and derecognizes the related accrued merchant payable when its legal obligation to the merchant expires, which the Company believes is shortly after deal expiration in most jurisdictions that have payment arrangements structured under a redemption model.

Direct revenue
The Company generates direct revenue from selling merchandise inventory through its Goods category in transactions for which it is the merchant of record.
Direct revenue is reported on a gross basis as the purchase price received from the customer. The Company is the primary obligor in those transactions, is subject to general inventory risk and has latitude in establishing prices. For Goods transactions in which the Company acts as a marketing agent of a third-party merchant, revenue is recorded on a net basis and is presented within third-party revenue.
Direct revenue, including associated shipping revenue, is recognized when title passes to the customer upon delivery of the product.

Other revenue
Commission revenue is earned when customers make purchases with retailers using digital coupons accessed through the Company's websites and mobile applications. The Company recognizes that commission revenue in the period when the underlying transactions are completed. Advertising revenue is recognized when the advertiser's logo or website link has been included on the Company's websites or in specified email distributions for the requisite period of time as set forth in the agreement with the advertiser.
Refunds
Estimated refunds are recorded as a reduction of revenue, except for refunds on third-party revenue transactions for which the merchant’s share is not recoverable, which are presented as a cost of revenue. The liability for estimated refunds is included within "Accrued expenses and other current liabilities" on the consolidated balance sheets.
The Company estimates future refunds utilizing a statistical model that incorporates historical refund experience, including the relative risk of refunds based on transaction value and deal category. The portion of customer refunds for which the merchant's share is not recoverable on third-party revenue deals is estimated based on the refunds that are expected to be issued after expiration of the related vouchers, the refunds that are expected to be issued due to merchant bankruptcies or poor customer experience and whether the payment terms of the related merchant contracts are structured using a redemption payment model or a fixed payment model.
The Company assesses the trends that could affect its estimates on an ongoing basis and makes adjustments to the refund reserve calculations if it appears that changes in circumstances, including changes to the Company's refund policies or general economic conditions, may cause future refunds to differ from its initial estimates. If actual results are not consistent with the estimates or assumptions stated above, the Company may need to change its future estimates, and the effects could be material to the consolidated financial statements.

Discounts
The Company provides discount offers to encourage purchases of goods and services through its marketplaces. The Company records discounts as a reduction of revenue.
Sales and related taxes
Sales, use, value-added and related taxes that are imposed on specific revenue-generating transactions are presented on a net basis and excluded from revenue.

Cost of revenue
Cost of revenue is comprised of direct and certain indirect costs incurred to generate revenue. For direct revenue transactions, cost of revenue includes the cost of inventory, shipping and fulfillment costs and inventory markdowns. Fulfillment costs are comprised of third-party logistics provider costs, as well as rent, depreciation, personnel costs and other costs of operating the Company's fulfillment center. For third-party revenue transactions, cost of revenue includes estimated refunds for which the merchant's share is not recoverable. Other costs incurred to generate revenue, which include credit card processing fees, editorial costs, compensation expense for technology support personnel who are responsible for maintaining the infrastructure of the Company's websites, amortization of internal-use software relating to customer-facing applications, web hosting and other processing fees, are attributed to cost of third-party revenue, direct revenue and other revenue in proportion to gross billings during the period.
Customer Credits
The Company issues credits to its customers that can be applied against future purchases through its online local marketplaces for certain qualifying acts, such as referring new customers, and also to satisfy refund requests. The Company has recorded its customer credit obligations within "Accrued expenses and other current liabilities" on the consolidated balance sheets (Note 8, Supplemental Consolidated Balance Sheet and Statements of Operations Information). Customer credit obligations incurred for new customer referrals or other qualifying acts are expensed as incurred and are classified within "Marketing" on the consolidated statements of operations. Customer credits issued to satisfy refund requests are applied as a reduction to the refunds reserve.
Stock-Based Compensation
The Company measures stock-based compensation cost at fair value. Expense is generally recognized on a straight-line basis over the service period during which awards are expected to vest, except for awards with both performance conditions and a graded vesting schedule, which are recognized using the accelerated method. The Company presents stock-based compensation expense within the consolidated statements of operations based on the classification of the respective employees' cash compensation. See Note 12, Compensation Arrangements.
Foreign Currency
Balance sheet accounts of the Company's operations outside of the United States are translated from foreign currencies into U.S. dollars at exchange rates as of the consolidated balance sheet dates. Revenue and expenses are translated at average exchange rates during the period. Foreign currency translation adjustments and foreign currency gains and losses on intercompany balances that are of a long-term investment nature are included within "Accumulated other comprehensive income" on the consolidated balance sheets. Foreign currency gains and losses resulting from transactions which are denominated in currencies other than the entity's functional currency, including foreign currency gains and losses on intercompany balances that are not of a long-term investment nature, are included within "Other income (expense), net" on the consolidated statements of operations.
Recently Issued Accounting Standards
In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Gross versus Net), which is effective upon adoption of ASU 2014-09. This ASU clarifies the implementation guidance in ASU 2014-09 on principal versus agent considerations. These ASUs are effective for annual reporting periods beginning after December 15, 2017 and interim periods within those annual periods. For merchant payment arrangements that are structured under a redemption model, the Company expects that it will be required to estimate the incremental revenue from vouchers that will not ultimately be redeemed and recognize that amount as revenue at the time of sale under ASU 2014-09, rather than when its legal obligation expires. The potential impact of that change could increase or decrease the Company's revenue in any given period as compared to its current policy depending on the relative amounts of the estimated incremental revenue from unredeemed vouchers on current transactions as compared to the actual incremental revenue from vouchers that expire unredeemed in that period. The Company is still evaluating these ASUs for other potential impacts on its consolidated financial statements.
In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330) - Simplifying the Measurement of Inventory. This ASU requires inventory to be measured at the lower of cost or net realizable value, rather than the lower of cost or market. The ASU is effective for annual reporting periods beginning after December 31, 2016 and interim periods within those annual periods. The Company does not believe that the adoption of this guidance will have a material impact on its consolidated financial statements.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments (Topic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires equity securities to be measured at fair value with changes in fair value recognized through net income and will eliminate the cost method for equity securities without readily determinable fair values. The ASU is effective for annual reporting periods beginning after December 15, 2017 and interim periods within those annual periods. The impact of the ASU on the Company's cost method investments will depend on changes in their fair values in periods after the adoption date. While the Company is still assessing the impact of ASU 2016-01, it does not expect that the adoption of this guidance will otherwise have a material impact on its consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU will require lessees to recognize assets and liabilities arising from leases, including operating leases, to be recognized on the balance sheet. The ASU is effective for annual reporting periods beginning after December 31, 2018 and interim periods within those annual periods. The Company is still assessing the impact of ASU 2016-02. See Note 10, Commitments and Contingencies, for information about the Company's lease commitments.
In October 2016, the FASB issued ASU 2016-16, Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This ASU requires immediate recognition of the income tax consequences of intercompany asset transfers other than inventory. The ASU is effective for annual reporting periods beginning after December 15, 2017 and interim periods within those annual periods.

The Company currently expects to early adopt this guidance on January 1, 2017 and estimates that it would record a cumulative effect adjustment to increase its accumulated deficit by approximately $3.0 million as of that date.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires that companies include amounts generally described as restricted cash and restricted cash equivalents, along with cash and cash equivalents, when reconciling the beginning-of-period and end-of-period amounts shown on the statement of cash flows.  The ASU is effective for annual reporting periods beginning after December 15, 2017 and interim periods within those annual periods. While the Company is still assessing the impact of ASU 2016-18, it does not believe that the adoption of this guidance will have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350) - Simplifying the Test for Goodwill Impairment. This ASU eliminates Step 2 of the goodwill impairment test and requires a goodwill impairment to be measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of its goodwill. The ASU is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.  While the Company is still assessing the impact of ASU 2017-04, it does not believe that the adoption of this guidance will have a material impact on its consolidated financial statements.

There are no other accounting standards that have been issued but not yet adopted that the Company believes could have a material impact on its consolidated financial position or results of operations.